ANNUAL REPORT
                                                                   -------------

                                              KELMOORE STRATEGY(R) VARIABLE FUND

                                        KELMOORE STRATEGY(R) VARIABLE EAGLE FUND

                                                   -----------------------------




                                                               DECEMBER 31, 2002

December 31, 2002

Kelmoore Strategy(R) Variable Trust

Dear Shareholder,

2002 is in the books as the third consecutive year of declines for the major U.S. equity averages. In the fourth quarter we began to witness a partial rebound of the major equity indices, and are hopeful that this trend will continue. Despite the general economic decline for the equity markets in 2002, the Kelmoore Strategy(R) Variable Funds managed to fare better than their equity index benchmarks for the year.

The Variable Fund declined for the year, but outperformed its equity index benchmark the S&P 100. The Variable Fund declined (14.73)% in 2002 while the S&P 100 declined (22.59)% for the year (a positive differential of 7.86%). Similarly, the Variable Eagle Fund declined for 2002, but also managed to outperform its equity index benchmark the NASDAQ. The Variable Eagle Fund declined (28.38)% in 2002, while the NASDAQ declined (31.26)% for the year (a positive differential of 2.88%). While a majority of the holdings for the two variable funds had negative returns due to a general market decline in 2002, the decline was mitigated by the realized gains earned from selling covered options. The option premium income earned helped to minimize the overall decline.

This year we added a new benchmark against which to measure the Kelmoore Strategy(R) Variable Funds. This new benchmark, the CBOE BuyWrite Monthly Index
(BXM), is a total return index based on selling the nearest month, at the money call option against the S&P 500 Index. The premium received is both the maximum potential profit as well as the extent of downside hedge against loss for a given cycle. For 2002 the BXM declined by (6.71)%, outperforming both of the variable funds for the year.

We appreciate your continued support of the Kelmoore Strategy(R) Variable Funds and look forward to more positive market conditions.

Sincerely,

/S/Matthew Kelmon
Matthew Kelmon
Portfolio Manager

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SHARE VALUES WILL FLUCTUATE AND MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST WHEN REDEEMED. COVERED
OPTION WRITING IS NOT SUITABLE FOR ALL INVESTORS. THE S&P 100, NASDAQ, BXM AND S&P 500 INDEX BENCHMARKS ARE UNMANAGED STOCK MARKET INDICES THAT ARE NOT AVAILABLE FOR DIRECT INVESTMENT. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX ASSUMES NO TRANSACTION COSTS, MANAGEMENT FEES OR OTHER EXPENSES.

           THE KELMOORE STRATEGY(R) VARIABLE FUND PERFORMANCE REPORT
                          YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------
HOW DID THE KELMOORE STRATEGY(R) VARIABLE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?
For the year ended December 31, 2002, the Kelmoore Strategy(R) Variable Fund declined (14.73)%, outperforming the S&P 100 Equity Index benchmark's return of (22.59)%, but under performing the CBOE Monthly BuyWrite Index (BXM) benchmark's return of (6.71)%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?
The Kelmoore Strategy(R) Variable Fund's equity holdings were negatively affected by the general market decline for 2002. The year ended December 31, 2002 was a time of lower overall investor confidence, most likely sparked by a multitude of corporate earnings restatements and a general atmosphere of new regulations and a new wariness of corporate reporting. In large part, declining equities contributed to the Fund's negative return for the year, however, the income earned by writing covered options against those equities mitigated the negative return.

--------------------------------------------------------------------------------
                             AGGREGATE TOTAL RETURN

                       FOR PERIOD ENDED DECEMBER 31, 2002
                                    1 YEAR         (14.73)%
                 SINCE 11/27/00 (INCEPTION)*       (25.21)%
--------------------------------------------------------------------------------
                                 VARIABLE FUND
--------------------------------------------------------------------------------

                             Inception*  12/31/00  3/31/01  6/30/01  9/30/01  12/31/01  3/31/02  6/30/02  9/30/02  12/31/02
Fund                          $10,000    $10,030  $ 8,630  $ 9,190  $ 7,910   $ 8,770   $ 9,030  $ 7,880  $ 6,770   $ 7,479
CSFB High Yield II Index**     10,000     10,146   10,694   10,600   10,205    10,749    11,052   10,820   10,555    11,180
Standard & Poors 100           10,000      9,852    8,516    9,121    7,722     8,495     8,430    7,180    5,996     6,582
CBOE Buywrite Monthly          10,000     10,165    9,369    9,629    8,422     9,054     9,346    8,549    7,392     8,447

             Past performance is not indicative of future results.
--------------------------------------------------------------------------------
**The CSFB High Yield II Index (formerly DLJ High Yield II Index) is priced weekly on Thursday, therefore the performance does not represent the exact period of the Fund.

On August 7, 2002, the Board of Trustees of the Kelmoore Strategy(R) Variable Trust approved a change in the Fund's benchmarks to the Chicago Board Options Exchange BuyWrite Monthly Index ("BXM") and the S&P 100 Index since the BXM and the S&P 100 Index are more accurate benchmarks for the Fund's performance.

The S&P 100 Index, CBOE Monthly BuyWrite Index and CSFB High Yield II Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

The chart shows the change in value of a $10,000 investment made directly into the Fund on its inception date, with reinvestment of all distributions. THE FUND'S PERFORMANCE DOES NOT REFLECT THE VARIABLE CONTRACT FEES AND CHARGES.

THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND PERFORMANCE REPORT
YEAR ENDED DECEMBER 31, 2002

--------------------------------------------------------------------------------
HOW DID THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?
For the year ended December 31, 2002, the Kelmoore Strategy(R) Variable Eagle Fund declined (28.38)%, outperforming the NASDAQ Composite Equity Index (NASDAQ) benchmark's return of (31.26)%, but under performing the CBOE Monthly Buy Write Index (BXM) benchmark's return of (6.71)%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?
The Kelmoore Strategy(R) Variable Eagle Fund's equity holdings were negatively affected by the general market decline for 2002. The Kelmoore Strategy(R) Variable Eagle Fund's returns were more negatively affected by the negative equity returns in the technology sector, as shown with the (31.26)% decline of the NASDAQ for 2002. The equities held in both the NASDAQ and by the Kelmoore Strategy(R) Variable Eagle Fund are typically more volatile and generally experience greater value swings than the rest of the equity market, which explains the greater negative return of the Variable Eagle Fund as compared to the Variable Fund. Like the Variable Fund, income earned by writing covered options against the equities in the portfolio mitigated the negative return for the year.

--------------------------------------------------------------------------------
                             AGGREGATE TOTAL RETURN

                       FOR PERIOD ENDED DECEMBER 31, 2002
                                    1 YEAR         (28.38)%
                 SINCE 11/27/00 (INCEPTION)*       (56.16)%
--------------------------------------------------------------------------------
                              VARIABLE EAGLE FUND
--------------------------------------------------------------------------------

                        Inception*  12/31/00  3/31/01  6/30/01  9/30/01  12/31/01  3/31/02  6/30/02  9/30/02  12/31/02
Fund                     $10,000    $10,030   $6,390   $7,250   $4,840    $6,121   $5,951   $4,671   $3,931   $4,384
NASDAQ Composite          10,000     10,003    7,457    8,764    6,083     7,922    7,502    5,955    4,775    5,447
Standard & Poors 100      10,000      9,852    8,516    9,121    7,722     8,495    8,430    7,180    5,996    6,582
CBOE Buywrite Monthly     10,000     10,165    9,369    9,629    8,422     9,054    9,346    8,549    7,392    8,447

--------------------------------------------------------------------------------
On August 7, 2002, the Board of Trustees of the Kelmoore Strategy(R) Variable Trust approved a change in the Fund's benchmarks to the Chicago Board Options Exchange BuyWrite Monthly Index ("BXM") and the NASDAQ Composite Index ("NASDAQ") since the BXM and the NASDAQ are more accurate benchmarks for the Fund's performance.

The NASDAQ Composite Index, CBOE Monthly BuyWrite Index and S&P 100 Index are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

The chart shows the change in value of a $10,000 investment made directly into the Fund on its inception date, with reinvestment of all distributions. THE FUND'S PERFORMANCE DOES NOT REFLECT THE VARIABLE CONTRACT FEES AND CHARGES.

PORTFOLIO OF INVESTMENTS

                     THE KELMOORE STRATEGY(R) VARIABLE FUND
                               DECEMBER 31, 2002

                                                                       Value
  Shares                                                              (Note 1)
---------                                                           ------------
COMMON STOCKS - 51.0%
            CONSUMER GOODS - 11.0%
    5,000   The Home Depot, Inc. .................................  $   119,800
       20   The J.M. Smucker Co. .................................          796
    4,200   Johnson & Johnson ....................................      225,582
    6,000   McDonald's Corp. .....................................       96,480
    3,000   The Procter & Gamble Co. .............................      257,820
    2,000   Wal-Mart Stores, Inc. ................................      101,020
   10,200   Walgreen Co. .........................................      297,738
                                                                    ------------
                                                                      1,099,236
                                                                    ------------

            FINANCIAL SERVICES - 10.2%
    8,000   American Express Co. .................................      282,800
    4,000   American International Group, Inc. ...................      231,400
    3,600   Fannie Mae ...........................................      231,588
    4,000   The Goldman Sachs Group, Inc. ........................      272,400
       14   Travelers Property Casualty Corp. Class A + ..........          205
       40   Travelers Property Casualty Corp. Class B + ..........          586
                                                                    ------------
                                                                      1,018,979
                                                                    ------------

            MANUFACTURING - 10.5%
    6,900   General Electric Co. .................................      168,015
    7,000   General Motors Corp. .................................      258,020
    7,600   Pfizer Inc. ..........................................      232,332
    3,200   3M Co. ...............................................      394,560
                                                                    ------------
                                                                      1,052,927
                                                                    ------------

            RESOURCES - 8.0%
    3,000   ChevronTexaco Corp. ..................................      199,440
      600   du Pont (E.I.) de Nemours & Co. ......................       25,440
   10,000   Exxon Mobil Corp. ....................................      349,400
    5,400   Schlumberger Ltd. ....................................      227,286
                                                                    ------------
                                                                        801,566
                                                                    ------------

            TECHNOLOGY - 11.3%
      247   Agere Systems Inc. Class A+ ..........................          356
    6,084   Agere Systems Inc. Class B+ ..........................        8,518
   20,000   Applied Materials, Inc.+ .............................      260,600
   10,000   Intel Corp. ..........................................      155,700
    3,600   International Business Machines Corp. ................      279,000
    5,500   Microsoft Corp.+ .....................................      284,350
   16,700   Motorola, Inc. .......................................      144,455
                                                                    ------------
                                                                      1,132,979
                                                                    ------------
            Total Common Stocks
              (Cost $6,069,224) ..................................    5,105,687
                                                                    ------------

                       See Notes to Financial Statements.

                     THE KELMOORE STRATEGY(R) VARIABLE FUND
                               DECEMBER 31, 2002

Number of Contract                                 Expiration  Strike   Value
Shares Subject to Call                                Date     Price   (Note 1)
----------------------                             ----------  ------  ---------
CALL OPTIONS WRITTEN - (0.7)% ++
            CONSUMER GOODS - (0.1)%
    5,000   The Home Depot, Inc. ................     1/18/03  $27.5 $     (500)
    4,200   Johnson & Johnson ...................     1/18/03   55.0     (2,520)
    6,000   McDonald's Corp. ....................     1/18/03   20.0       (300)
    3,000   The Procter & Gamble Co. ............     1/18/03   90.0       (900)
    2,000   Wal-Mart Stores, Inc. ...............     2/22/03   55.0     (1,200)
    4,200   Walgreen Co. ........................     1/18/03   30.0     (1,680)
    6,000   Walgreen Co. ........................     2/22/03   30.0     (6,750)
                                                                    ------------
                                                                        (13,850)
                                                                    ------------

            FINANCIAL SERVICES - (0.1)%
    8,000   American Express Co. ................     2/22/03   40.0     (4,600)
    4,000   American International Group, Inc. ..     2/22/03   65.0     (2,800)
    3,600   Fannie Mae ..........................     1/18/03   70.0       (360)
    4,000   The Goldman Sachs Group, Inc. .......     2/22/03   75.0     (4,000)
                                                                    ------------
                                                                        (11,760)
                                                                    ------------

            MANUFACTURING - (0.2)%
    6,900   General Electric Co. ................     1/18/03   27.5       (690)
    7,000   General Motors Corp. ................     2/22/03   40.0     (6,300)
    7,600   Pfizer Inc. .........................     2/22/03   32.5     (4,560)
    3,200   3M Co. ..............................     2/22/03  130.0     (4,960)
                                                                    ------------
                                                                        (16,510)
                                                                    ------------

            RESOURCES - (0.0)% #
    3,000   ChevronTexaco Corp. .................     1/18/03   70.0       (600)
      600   du Pont (E.I.) de Nemours & Co. .....     1/18/03   45.0       (120)
   10,000   Exxon Mobil Corp. ...................     1/18/03   37.5       (500)
    5,400   Schlumberger Ltd. ...................     1/18/03   45.0     (2,160)
                                                                    ------------
                                                                         (3,380)
                                                                    ------------

            TECHNOLOGY - (0.3)%
   20,000   Applied Materials, Inc. .............     2/22/03    5.0    (16,000)
   10,000   Intel Corp. .........................     2/22/03   20.0     (2,000)
    3,600   International Business Machines Corp.     1/18/03   85.0     (1,800)
    5,500   Microsoft Corp. .....................     1/18/03   55.0     (3,025)
   16,700   Motorola, Inc. ......................     1/18/03   10.0     (2,505)
                                                                    ------------
                                                                        (25,330)
                                                                    ------------

            Total Call Options Written
              (Premiums received $135,394) ...................          (70,830)
                                                                    ------------

                       See Notes to Financial Statements.

                     THE KELMOORE STRATEGY(R) VARIABLE FUND
                                DECEMBER 31, 2002

Number of Contract                                 Expiration  Strike   Value
Shares Subject to Put                                 Date     Price   (Note 1)
----------------------                             ----------  ------  ---------
PUT OPTIONS WRITTEN - (2.6)%
            CONSUMER GOODS - (0.2)%
   12,000   AOL Time Warner Inc. ................     2/22/03  $12.5 $  (12,000)
    3,000   Amgen Inc. ..........................     1/18/03   50.0     (7,500)
    5,000   The Gillette Co. ....................     1/18/03   30.0     (2,250)
    3,600   Merck & Co., Inc. ...................     1/18/03   55.0     (2,880)
                                                                    ------------
                                                                        (24,630)
                                                                    ------------

            FINANCIAL SERVICES - (0.5)%
    3,800   Bank of America Corp. ...............     2/22/03   65.0     (5,700)
    7,100   Citigroup Inc. ......................     2/22/03   35.0    (14,910)
    5,000   Merrill Lynch & Co., Inc. ...........     2/22/03   37.0    (11,750)
    5,000   Morgan Stanley ......................     2/22/03   40.0    (13,750)
                                                                    ------------
                                                                        (46,110)
                                                                    ------------

            MANUFACTURING - (0.2)%
    8,500   The Boeing Co. ......................     1/18/03   32.5     (6,375)
    8,000   Eastman Kodak Co. ...................     1/18/03   35.0     (9,200)
   12,000   Tyco International Ltd. .............     1/18/03   15.0     (3,600)
                                                                    ------------
                                                                        (19,175)
                                                                    ------------

            RESOURCES - (0.5)%
    4,800   Alcoa Inc. ..........................     1/18/03   25.0    (10,800)
    2,500   ChevronTexaco Corp. .................     2/22/03   65.0     (6,375)
    3,000   du Pont (E.I.) de Nemours & Co. .....     1/18/03   45.0     (8,475)
    6,000   Halliburton Co. .....................     1/18/03   20.0    (12,300)
    4,000   International Paper Co. .............     1/18/03   35.0     (3,600)
    4,500   Schlumberger Ltd. ...................     2/22/03   40.0     (7,538)
                                                                    ------------
                                                                        (49,088)
                                                                    ------------

            TECHNOLOGY - (1.2)%
   16,000   Agilent Technologies, Inc. ..........     2/22/03   17.5    (21,200)
   10,000   Analog Devices, Inc. ................     1/18/03   25.0    (19,750)
    9,500   Cisco Systems, Inc. .................     1/18/03   15.0    (19,000)
   16,000   Hewlett-Packard Co. .................     2/22/03   17.5    (24,000)
   20,000   Oracle Corp. ........................     2/22/03   10.0    (12,000)
   16,500   Texas Instruments Inc. ..............     2/22/03   15.0    (24,750)
                                                                    ------------
                                                                       (120,700)
                                                                    ------------

            Total Put Options Written
                 (Premiums received $184,878) ................         (259,703)
                                                                    ------------

            Total Written Options
                 (Premiums received $320,272) ................         (330,533)
                                                                    ------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 52.3% ..............        5,240,875
                                                                    ------------
NET ASSETS - 100.0% ..........................................      $10,016,029
                                                                    ============

-----------------------
+   Non-income producing security.
++  All of the written call options have common stock  pledged as  collateral.
#   Amount represents less than 0.01%.

                       See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

                  THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                DECEMBER 31, 2002

                                                                       Value
  Shares                                                              (Note 1)
---------                                                           ------------
COMMON STOCKS - 98.1%
            CONSUMER GOODS- 21.8%
    4,000   AOL Time Warner Inc.+ ................................   $   52,400
    1,600   Amgen Inc.+ ..........................................       77,344
    1,500   Genentech, Inc.+ .....................................       49,740
    1,600   Guidant Corp.+ .......................................       49,360
    1,000   Johnson & Johnson ....................................       53,710
    2,000   MedImmune, Inc.+ .....................................       54,340
    1,000   Merck & Co., Inc. ....................................       56,610
    3,000   NVIDIA Corp.+ ........................................       34,530
                                                                    ------------
                                                                        428,034
                                                                    ------------

            FINANCIAL SERVICES - 20.0%
    1,000   American Express Co. .................................       35,350
    1,000   Bank of America Corp. ................................       69,570
    1,000   The Goldman Sachs Group, Inc. ........................       68,100
    1,000   Lehman Brothers Holdings Inc. ........................       53,290
    1,000   Merrill Lynch & Co., Inc. ............................       37,950
    2,000   Morgan Stanley .......................................       79,840
    2,000   NASDAQ-100 Shares+ ...................................       48,740
                                                                    ------------
                                                                        392,840
                                                                    ------------

            TECHNOLOGY - 56.3%
    2,200   Agilent Technologies, Inc.+ ..........................       39,512
    2,000   Analog Devices, Inc.+ ................................       47,740
    4,000   Apple Computer, Inc.+ ................................       57,320
    2,000   Applied Materials, Inc.+ .............................       26,060
    4,200   Broadcom Corp.+ ......................................       63,252
    3,000   Cisco Systems, Inc.+ .................................       39,300
    2,700   Dell Computer Corp.+ .................................       72,198
    1,000   eBay Inc.+ ...........................................       67,820
    2,000   EMC Corp.+ ...........................................       12,280
    4,000   Hewlett-Packard Co. ..................................       69,440
    4,000   Intel Corp. ..........................................       62,280
    1,000   International Business Machines Corp. ................       77,500
    1,500   Linear Technology Corp. ..............................       38,580
    2,000   Micron Technology, Inc.+ .............................       19,480
    1,200   Microsoft Corp.+ .....................................       62,040
    4,000   Oracle Corp.+ ........................................       43,200
    3,000   QUALCOMM Inc.+ .......................................      109,170
    2,000   SanDisk Corp.+ .......................................       40,600
    3,400   Siebel Systems, Inc.+ ................................       25,432
    3,000   Sun Microsystems, Inc.+ ..............................        9,330
    4,000   Texas Instruments Inc. ...............................       60,040
    4,000   VERITAS Software Corp.+ ..............................       62,480
                                                                    ------------
                                                                      1,105,054
                                                                    ------------

            Total Common Stocks
                 (Cost $2,478,511) ...............................    1,925,928
                                                                    ------------

                       See Notes to Financial Statements.

                  THE KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                DECEMBER 31, 2002

Number of Contract                                 Expiration  Strike   Value
Shares Subject to Call                                Date     Price   (Note 1)
----------------------                             ----------  ------  ---------
CALL OPTIONS WRITTEN - (2.3)% ++
            CONSUMER GOODS - (0.2)%
    4,000   AOL Time Warner Inc. .................    1/18/03  $15.0 $     (200)
    1,600   Amgen Inc. ...........................    1/18/03   55.0       (160)
    1,500   Genentech, Inc. ......................    1/18/03   40.0       (150)
    1,600   Guidant Corp. ........................    2/22/03   35.0     (1,160)
    1,000   Johnson & Johnson ....................    1/18/03   55.0       (600)
    2,000   MedImmune, Inc. ......................    1/18/03   30.0       (400)
    1,000   Merck & Co., Inc. ....................    1/18/03   60.0       (250)
    3,000   NVIDIA Corp. .........................    1/18/03   12.5     (1,650)
                                                                    ------------
                                                                         (4,570)
                                                                    ------------

            FINANCIAL SERVICES - (0.2)%
    1,000   American Express Co ..................    1/18/03   37.5       (350)
    1,000   Bank of America Corp .................    2/22/03   75.0       (800)
    1,000   The Goldman Sachs Group, Inc. ........    2/22/03   75.0     (1,000)
    1,000   Lehman Brother Holdings Inc ..........    1/18/03   60.0       (200)
    1,000   Merrill Lynch & Co., Inc .............    1/18/03   45.0        (50)
    2,000   Morgan Stanley .......................    1/18/03   45.0       (300)
    2,000   NASDAQ-100 Shares ....................    1/18/03   26.0       (600)
                                                                    ------------
                                                                         (3,300)
                                                                    ------------

            TECHNOLOGY - (1.9)%
    2,400   Agilent Technologies, Inc ............    1/18/03   15.0     (7,440)
    2,000   Analog Devices, Inc ..................    1/18/03   35.0       (100)
    4,000   Apple Computer, Inc ..................    2/22/03   15.0     (3,200)
    2,000   Applied Materials, Inc ...............    1/18/03   17.5       (100)
    4,200   Broadcom Corp ........................    1/18/03   15.0     (4,620)
    3,000   Cisco Systems, Inc ...................    1/18/03   15.0       (300)
    2,700   Dell Computer Corp ...................    2/22/03   30.0     (1,350)
    1,000   eBay Inc .............................    1/18/03   70.0     (1,200)
    4,000   Hewlett-Packard Co ...................    1/18/03   15.0     (9,800)
    2,000   Intel Corp. ..........................    1/18/03   17.5       (600)
    2,000   Intel Corp. ..........................    1/18/03   20.0       (200)
    1,000   Internatinal Business Machines Corp. .    1/18/03   90.0       (100)
    1,500   Linear Technology Corp ...............    1/18/03   35.0       (187)
    2,000   Micron Technology, Inc ...............    1/18/03   15.0       (100)
    1,200   Microsoft Corp .......................    1/18/03   60.0       (120)
    4,000   Oracle Corp ..........................    1/18/03   10.0     (4,200)
    3,000   QUALCOMM Inc .........................    1/18/03   45.0       (150)
    2,000   SanDisk Corp .........................    1/18/03   22.5     (1,100)
    3,400   Siebel Systems, Inc ..................    1/18/03    7.5     (1,530)
    4,000   Texas Instruments Inc ................    1/18/03   20.0       (200)
    4,000   VERITAS Software Corp ................    1/18/03   17.5     (1,200)
                                                                    ------------
                                                                        (37,797)
                                                                    ------------

            Total Call Options Written
                 (Premiums received $99,922) ..................         (45,667)
                                                                    ------------

CASH AND OTHER ASSETS, LESS LIABILITIES - 4.2% ................          83,006
                                                                    ------------
NET ASSETS - 100.0% ...........................................     $ 1,963,267
                                                                    ============

-------------------------
+   Non-income producing security.
++  All of the written call options have common stock pledged as collateral.

                       See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

                                 KELMOORE STRATEGY(R) VARIABLE TRUST
                                         DECEMBER 31, 2002

                                                                                        KELMOORE STRATEGY(R)   KELMOORE STRATEGY(R)
                                                                                            VARIABLE FUND       VARIABLE EAGLE FUND
                                                                                        -------------------    --------------------
ASSETS:
   Investments at market value (Cost $6,069,224 and $2,478,511 respectively) (Note 1) ..    $   5,105,687           $  1,925,928
   Cash and cash equivalents (Note 1) ..................................................          368,247                103,036
   Segregated cash for open put option contracts (Note 1) ..............................        4,750,987                      -
   Receivables:
       Premium receivable for options written ..........................................          165,069                      -
       Capital stock subscribed ........................................................                -                  8,604
       Dividends and interest ..........................................................            6,914                    831
       Due from advisor ................................................................            7,705                  8,420
   Prepaid assets ......................................................................            1,061                    199
                                                                                            -------------           ------------
             TOTAL ASSETS ..............................................................       10,405,670              2,047,018
                                                                                            -------------           ------------

LIABILITIES:
   Payables:
       Capital stock redeemed ..........................................................            8,869                      -
       Distribution fees ...............................................................            1,941                    426
       Other accrued expenses ..........................................................           48,298                 37,658
   Option contracts written (Proceeds $320,272 and $99,922 respectively) (Note 1) ......          330,533                 45,667
                                                                                            -------------           ------------
             TOTAL LIABILITIES .........................................................          389,641                 83,751
                                                                                            -------------           ------------

NET ASSETS .............................................................................    $  10,016,029           $  1,963,267
                                                                                            =============           ============
NET ASSETS CONSIST OF:
   Capital stock, unlimited shares authorized, 1,391,340 and 463,413 shares
   outstanding, respectively ...........................................................    $  12,349,537           $  2,743,911
   Accumulated net realized loss on securities and options .............................       (1,359,710)              (282,316)
   Net unrealized depreciation on securities and options ...............................         (973,798)              (498,328)
                                                                                            -------------           ------------
             NET ASSETS ................................................................    $  10,016,029           $  1,963,267
                                                                                            =============           ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                    $        7.20           $       4.24
                                                                                            =============           ============

                       See Notes to Financial Statements.

STATEMENT OF OPERATIONS

                           KELMOORE STRATEGY(R) VARIABLE TRUST
                          FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                   KELMOORE STRATEGY(R)   KELMOORE STRATEGY(R)
                                                                      VARIABLE FUND        VARIABLE EAGLE FUND
                                                                      -------------        -------------------
INVESTMENT INCOME:
   Dividends ......................................................   $     115,202           $     7,078
   Interest (Note 1) ..............................................          32,328                 2,949
                                                                      -------------           -----------
             Total Income .........................................         147,530                10,027
                                                                      -------------           -----------

EXPENSES:
   Investment advisory fees (Note 3) ..............................         105,631                16,562
   Distribution fees (Note 3) .....................................          26,408                 4,140
   Accounting fees ................................................          34,023                31,963
   Administration fees ............................................          55,000                12,000
   Custodian fees .................................................          32,900                23,901
   Insurance fees .................................................           2,311                   461
   Legal fees .....................................................          37,673                 6,293
   Printing fees ..................................................           2,604                   394
   Professional fees ..............................................          30,441                23,556
   Transfer agent fees ............................................          24,600                24,300
   Trustees' fees .................................................          10,371                 1,623
                                                                      -------------           -----------
             Total Expenses .......................................         361,962               145,193
             Fee waivers and expense reimbursements (Note 3) ......        (124,293)             (107,929)
                                                                      -------------           -----------
             Net Expenses .........................................         237,669                37,264
                                                                      -------------           -----------
Net investment loss ...............................................         (90,139)              (27,237)
                                                                      -------------           -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain/(loss) from:
      Security transactions .......................................      (2,637,917)             (295,811)
      Options .....................................................       1,608,259               217,485
   Net change in unrealized appreciation/(depreciation) on:
      Security transactions .......................................        (630,751)             (480,164)
      Options .....................................................         (35,391)               48,036
                                                                      -------------           -----------
             Net realized and unrealized loss on investments ......      (1,695,800)             (510,454)
                                                                      -------------           -----------
Net decrease in net assets resulting from operations ..............   $  (1,785,939)          $  (537,691)
                                                                      =============           ===========

                       See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                      KELMOORE STRATEGY(R) VARIABLE TRUST

                                                                                   KELMOORE STRATEGY(R) VARIABLE FUND
                                                                                 -------------------------------------
                                                                                 FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                                                  DECMEBER 31, 2002   DECEMBER 31, 2001
                                                                                  ----------------    -----------------
OPERATIONS:
   Net investment loss .........................................................   $      (90,139)     $     (20,475)
   Net realized gain/(loss) on securities and options ..........................       (1,029,658)           158,270
   Net change in unrealized depreciation on securities and options .............         (666,142)          (307,656)
                                                                                   --------------      -------------
   Net decrease in net assets resulting from operations ........................       (1,785,939)          (169,861)
                                                                                   --------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................................................                -               (242)
   Realized capital gain .......................................................         (377,675)                 -
                                                                                   --------------      -------------
   Total distributions to shareholders .........................................         (377,675)              (242)
                                                                                   --------------      -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ...................................................        5,512,231         11,002,545*
   Reinvestment of distributions ...............................................          377,675                242
   Cost of shares redeemed .....................................................       (4,356,354)          (490,862)
                                                                                   --------------      -------------
   Increase in net assets derived from capital share transactions (a) ..........        1,533,552         10,511,925
                                                                                   --------------      -------------

         TOTAL INCREASE/(DECREASE) IN NET ASSETS ...............................         (630,062)        10,341,822
                                                                                   --------------      -------------

NET ASSETS:

   Beginning of period .........................................................       10,646,091            304,269
                                                                                   --------------      -------------
   End of period ...............................................................   $   10,016,029      $  10,646,091
                                                                                   ==============      =============
   (a) Transactions in capital stock were:

         Shares sold ...........................................................          684,042          1,238,456*
         Shares issued through reinvestment of distributions ...................           51,876                 27
         Shares redeemed .......................................................         (558,808)           (54,596)
                                                                                   --------------      -------------
    Increase in shares outstanding .............................................          177,110          1,183,887
                                                                                   ==============      =============

                                                                                KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                                ----------------------------------------
                                                                                 FOR THE YEAR ENDED  FOR THE YEAR ENDED
                                                                                  DECMEBER 31, 2002   DECEMBER 31, 2001
                                                                                  -----------------   -----------------
OPERATIONS:
   Net investment loss .........................................................   $     (27,237)      $      (9,762)
   Net realized gain/(loss) on securities and options ..........................         (78,326)           (101,954)
   Net change in unrealized depreciation on securities and options .............        (432,128)            (66,200)
                                                                                   -------------       -------------
   Net decrease in net assets resulting from operations ........................        (537,691)           (177,916)
                                                                                   -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income .......................................................               -                (191)
   Realized capital gain .......................................................         (65,037)                  -
                                                                                   -------------       -------------
   Total distributions to shareholders .........................................         (65,037)               (191)
                                                                                   -------------       -------------

CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold ...................................................       2,218,412           1,292,809
   Reinvestment of distributions ...............................................          65,037                 191
   Cost of shares redeemed .....................................................        (792,554)           (188,209)
                                                                                   -------------       -------------
   Increase in net assets derived from capital share transactions (a) ..........       1,490,895           1,104,791
                                                                                   -------------       -------------

         TOTAL INCREASE/(DECREASE) IN NET ASSETS ...............................         888,167             926,684
                                                                                   -------------       -------------

NET ASSETS:

   Beginning of period .........................................................       1,075,100             148,416
                                                                                   -------------       -------------
   End of period ...............................................................   $   1,963,267       $   1,075,100
                                                                                   =============       =============
   (a) Transactions in capital stock were:

         Shares sold ...........................................................         433,589             185,945
         Shares issued through reinvestment of distributions ...................          15,048                  31
         Shares redeemed .......................................................        (160,830)            (25,173)
                                                                                   -------------       -------------
    Increase in shares outstanding .............................................         287,807             160,803
                                                                                   =============       =============


* Proceeds from shares sold in 2001 include an in-kind transfer of securities from an unaffiliated fund valued at $5,547,977 on which 631,888 shares of the fund were issued.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                    KELMOORE STRATEGY(R) VARIABLE TRUST

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                                       KELMOORE STRATEGY(R) VARIABLE FUND
                                                                       -------------------------------------------------------------
                                                                       FOR THE YEAR ENDED   FOR THE YEAR ENDED  FOR THE PERIOD ENDED
                                                                        DECEMBER 31, 2002    DECEMBER 31, 2001    DECEMBER 31, 2000*
                                                                       ------------------   ------------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................................    $     8.77           $    10.03           $    10.00
                                                                           ----------           ----------           ----------
        Income from investment operations:
           Net investment income/(loss) ...............................         (0.06)               (0.05)#               0.03#
           Net realized and unrealized loss on investments ............         (1.23)               (1.21)                   -
                                                                           ----------           ----------           ----------
             Total from investment operations .........................         (1.29)               (1.26)                0.03
                                                                           ----------           ----------           ----------

        Less distributions from:
           Net investment income ......................................             -                (0.00)3                  -
           Realized capital gain ......................................         (0.28)                   -                    -
                                                                           ----------           ----------           ----------
NET ASSET VALUE, END OF PERIOD ........................................    $     7.20           $     8.77           $    10.03
                                                                           ==========           ==========           ==========
TOTAL RETURN ..........................................................        (14.73)%             (12.56)%               0.30%2

RATIOS/SUPPLEMENTAL DATA
        Net assets, end of period (in 000s) ...........................    $   10,016           $   10,646           $      304
        Ratio of expenses to average net assets:
             Before fee waivers and expense reimbursements ............          3.43%                7.91%             1450.01%1
             After fee waivers and expense reimbursements .............          2.25%                2.25%                2.25%1
        Ratio of net investment income/(loss) to average net assets:
             Before fee waivers and expense reimbursements ............         (2.03)%              (6.28)%           (1445.34)%1
             After fee waivers and expense reimbursements .............         (0.85)%              (0.58)%               2.50%1
        Portfolio turnover rate .......................................        204.13%              224.54%                0.00%2

      * Commenced operations on November 27, 2000.
      1 Annualized.
      2 Not annualized.
      3 Amount represents less than $0.01 per share.
      # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                    KELMOORE STRATEGY(R) VARIABLE TRUST

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                                  KELMOORE STRATEGY(R) VARIABLE EAGLE FUND
                                                                       -------------------------------------------------------------
                                                                       FOR THE YEAR ENDED   FOR THE YEAR ENDED  FOR THE PERIOD ENDED
                                                                        DECEMBER 31, 2002    DECEMBER 31, 2001    DECEMBER 31, 2000*
                                                                       ------------------   ------------------  -------------------
NET ASSET VALUE, BEGINNING OF PERIOD ..................................    $     6.12           $    10.03           $    10.00
                                                                           ----------           ----------           ----------
        Income from investment operations:
           Net investment income/(loss) ...............................         (0.06)               (0.11)#               0.03#
           Net realized and unrealized loss on investments ............         (1.67)               (3.80)                   -
                                                                           ----------           ----------           ----------
             Total from investment operations .........................         (1.73)               (3.91)                0.03
                                                                           ----------           ----------           ----------
        Less distributions from:
           Net investment income ......................................             -                (0.00)3                  -
           Realized capital gain ......................................         (0.15)                   -                    -
                                                                           ----------           ----------           ----------
NET ASSET VALUE, END OF PERIOD ........................................    $     4.24           $     6.12           $    10.03
                                                                           ==========           ==========           ==========
TOTAL RETURN ..........................................................        (28.38)%             (38.97)%               0.30%2
RATIOS/SUPPLEMENTAL DATA
        Net assets, end of period (in 000s) ...........................    $    1,963           $    1,075           $      148
        Ratio of expenses to average net assets:
             Before fee waivers and expense reimbursements ............          8.76%               25.69%             1548.43%1
             After fee waivers and expense reimbursements .............          2.25%                2.25%                2.25%1
        Ratio of net investment income/(loss) to average net assets:
             Before fee waivers and expense reimbursements ............         (8.15)%             (25.07)%           (1543.74)1
             After fee waivers and expense reimbursements .............         (1.64)%              (1.63)%               2.52%1
        Portfolio turnover rate .......................................        131.85%              212.49%                0.00%2

      * Commenced operations on November 27, 2000.
      1 Annualized.
      2 Not annualized.
      3 Amount represents less than $0.01 per share.
      # Per share numbers have been calculated using the average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2002

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategy(R) Variable Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on October 4, 1999. The Trust operates as a series company and was established for the purpose of providing a vehicle for the investment of assets of separate accounts of insurance companies for variable contracts. The Trust has a fiscal year ending December 31 of each year and currently consists of two investment funds, (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Variable Fund ("Strategy") and Kelmoore Strategy(R) Variable Eagle Fund ("Eagle"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer one class of shares. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by or at the direction of the Trustees of the Funds. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ"), will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price on the exchange where the options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2002

of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or U.S. Government securities into a segregated account equal to the put option's exercise value (shares x strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income, short-term and long-term capital gains annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no federal income tax provisions will be required.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2002

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the year ended December 31, 2002 were as follows:

                                     PURCHASES             SALES
                                    -----------         -----------
     Strategy Fund                  $17,412,085         $15,068,550
     Eagle Fund                       4,044,306           1,930,753

Transactions in option contracts written for the year ended December 31, 2002 were as follows:

                                                      STRATEGY FUND                    EAGLE FUND
                                                      -------------                    ----------
                                                  CONTRACTS      PREMIUM         CONTRACTS    PREMIUM
                                                  ---------      -------         ---------    --------
Outstanding at December 31, 2001                    3,078     $   416,380            207     $  36,924
Options written during period                      26,898       2,654,689          5,045       676,429
Options exercised during period                    (8,312)       (964,599)          (714)     (152,087)
Options expired during period                      (8,931)       (766,882)        (2,273)     (278,236)
Options closed during period                       (9,380)     (1,019,316)        (1,464)     (183,108)
                                                   ------     -----------         ------     ---------
Outstanding at December 31, 2002                    3,353     $   320,272            801     $  99,922
                                                   ======     ===========         ======     =========

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has voluntarily undertaken to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below. The total operating expenses for the period for each of the Funds will not exceed 2.25%. The Advisor reserves the right to terminate this undertaking at any time, in its sole discretion. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

During the year ended December 31, 2002, the Advisor did not recoup any waived or reimbursed expenses.

At December 31, 2002, the balance of recoupable expenses for each Fund was as follows:

                            2003          2004          2005         Total
----------------------------------------------------------------------------
Strategy Fund           $ 120,845     $ 199,901     $ 124,293     $ 445,039
Eagle Fund                119,830       140,777       107,929       368,536

                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2002

The Funds have adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of each Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Each Plan permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of each Fund. For the period ended December 31, 2002, the Strategy Fund reimbursed the Distributor $26,408 and the Eagle Fund reimbursed the Distributor $4,140 for distribution and servicing expenses incurred.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. As of December 31, 2002, the Funds have paid $253,522 and $45,851 for the Strategy and Eagle Funds, respectively, in brokerage commissions to the Advisor and affiliated parties. Pershing(R) acts as the clearing broker for the Funds' transactions and is compensated by the Advisor for these services. Pershing(R) is not affiliated with the Advisor.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $4,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.


NOTE 4 - TAX DISCLOSURE

For Federal income tax purposes, the cost of securities owned at December 31, 2002 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at December 31, 2002 for the funds is as follows:

                          Federal            Net Unrealized           Appreciated           Depreciated
                          Tax Cost            Depreciation            Securities            Securities
                 --------------------------------------------------------------------------------------
Strategy Fund            $5,898,015           $(1,122,861)             $  76,465           $(1,199,326)
Eagle Fund                2,636,685              (756,424)               102,160              (858,584)

Differences between book and tax mostly consist of deferred losses on wash sales.

At December 31, 2002, the Funds had no capital loss carryforwards for Federal income tax purposes.


                       KELMOORE STRATEGY(R) VARIABLE TRUST
                                DECEMBER 31, 2002

The tax character of dividends and distributions paid during the years ended December 31, 2001 and 2002 was as follows:

                                           STRATEGY FUND                                    EAGLE FUND
                             2001    Per share      2002      Per share       2001    Per share      2002     Per share
                            --------------------------------------------     -------------------------------------------
Ordinary income              $242     $ 0.0002    $377,675     $ 0.2816       $191     $ 0.0011    $65,037     $ 0.1456
Long-term capital gain          -            -           -            -          -            -          -            -
Return of capital               -            -           -            -          -            -          -            -
                            ---------------------------------------------    -------------------------------------------
               Total         $242     $ 0.0002    $377,675     $ 0.2816       $191     $ 0.0011    $65,037     $ 0.1456
                            =============================================    ===========================================

As of December 31, 2002, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                                   STRATEGY FUND    EAGLE FUND
                                                  -----------------------------
Undistributed ordinary income                      $    312,783      $   4,914
Post-October losses                                  (1,523,430)       (18,292)

Unrealized depreciation including straddle           (1,122,861)      (767,266)
deferrals
                                                  -----------------------------
         Total distributable earnings/(losses)     $ (2,333,508)     $(780,644)
                                                  =============================

Post October losses represent losses realized on investment transactions from November 1, 2002 through December 31, 2002 that, in accordance with Federal income tax regulations the Funds have elected to defer and treat as having arisen in the following fiscal year.

NOTE 5 - RECLASSIFICATIONS

Accounting principles generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of December 31, 2002, the reclassifications were as follows:

                                             Increase/(Decrease)      Increase/(Decrease)
                    Increase/(Decrease)      Undistributed  Net          Accumulated
                    Paid-in Capital       Investment Income/(Loss)   Realized Gain/(Loss)
                   -----------------------------------------------------------------------
Strategy Fund       $        -                     $90,139                  ($90,139)
Eagle Fund                   -                      27,237                   (27,237)

The above relates to the reclassification of short-term capital gain to ordinary income.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Kelmoore Strategy(R)Variable Trust

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kelmoore Strategy(R) Variable Fund and Kelmoore Strategy(R) Variable Eagle Fund (constituting Kelmoore Strategy(R) Variable Trust, hereafter referred to as the "Funds") at December 31, 2002, the results of each of their operations for the year then ended, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, CA
February 12, 2003

TRUSTEES AND EXECUTIVE OFFICERS  (unaudited)

Information pertaining to the Trustees and executive officers* of Kelmoore Strategy(R) Variable Trust is set forth below. The statement of additional information (SAI) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (800) 929-1417.

                                                                             NUMBER OF
                                                                            PORTFOLIOS
                                                                              IN FUND        OTHER
                                TERM OF OFFICE                                COMPLEX    DIRECTORSHIPS/
NAME, AGE, ADDRESS AND          AND LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN     TRUSTEESHIPS
POSITION(S) WITH FUND            TIME SERVED 1      DURING PAST 5 YEARS     BY TRUSTEE   HELD BY TRUSTEE 3
----------------------           -------------      -------------------     ----------   -----------------
----------------------------------------------------------------------------------------------------------
                             DISINTERESTED TRUSTEES
----------------------------------------------------------------------------------------------------------
Robert Michael Law (41)           Since 2000     Senior Vice                    Two           None
   2471 E. Bayshore Road                         President/Team Manager,
   #501, Palo Alto, CA  94303                    U.S. Bank, from
Trustee                                          September 2001 to
                                                 present; Director,
                                                 Association for
                                                 Corporate Growth, a
                                                 non-profit Business
                                                 Association, from July
                                                 2000 to June 2002; and
                                                 Vice President, Comerica
                                                 Bank, from January 1987
                                                 to September 2001.
----------------------------------------------------------------------------------------------------------
Robert T. Lanz (61)               Since 2000     Managing Director, The         Two      Director,
   2471 E. Bayshore Road                         Financial Valuation                     Semotus
   #501, Palo Alto, CA  94303                    Group, a consulting                     Solutions, a
Trustee                                          firm, from December 2000                public
                                                 to present; Partner,                    wireless
                                                 Ramp Partners, LLC, a                   infrastructure
                                                 consulting firm, from                   solutions
                                                 January 2002 to present;                company
                                                 Partner, BDO Seidman,
                                                 LLP, an accounting firm,
                                                 from October 1998 to
                                                 June 2000 and Partner,
                                                 Meredith, Cardozo, Lanz
                                                 and Chiu, LLP, an
                                                 accounting firm, from
                                                 January 1995 to October
                                                 1998.
----------------------------------------------------------------------------------------------------------
Kathy Nabavi (33)                 Since 2002     Partner, Oregano's             Two           None
   2471 E. Bayshore Road                         Restaurant, from April
   #501, Palo Alto, CA  94303                    1995 to present and
Trustee                                          Owner, Coffee Factory,
                                                 from February 1994 to
                                                 present.

----------------------------------------------------------------------------------------------------------
                              INTERESTED TRUSTEES 2
----------------------------------------------------------------------------------------------------------
Michael Romanchak (51)            Since 2000     President and Director,        Two      President and
   2471 E. Bayshore Road                         Kelmoore Investment                     Director,
   #501, Palo Alto, CA  94303                    Company, Inc. from July                 Kelmoore
Chairman and Trustee                             1995 to present and                     Investment
                                                 First Vice President of                 Company, Inc.
                                                 Comerica Bank from July
                                                 1992 to July 1995.
----------------------------------------------------------------------------------------------------------
Shawn K. Young (38)               Since 2000     Chief Financial Officer,       Two      Trustee,
   2471 E. Bayshore Road                         Kelmoore Investment                     Seven Hills
   #501, Palo Alto, CA  94303                    Company, Inc., from                     School;
Trustee, President and                           December 1999 to                        Director,
Treasurer                                        present; Senior Manager,                Kelmoore
                                                 Ernst & Young LLP, an                   Investment
                                                 accounting firm, from                   Company, Inc.
                                                 June 1999 to December
                                                 1999; Partner,  Friar,
                                                 Harper & Arendt, CPAs,
                                                 from January 1995 to
                                                 June 1999 and  Manager
                                                 from November 1990
                                                 to December 1994.
----------------------------------------------------------------------------------------------------------

                                                                             NUMBER OF
                                                                            PORTFOLIOS
                                                                              IN FUND        OTHER
                                TERM OF OFFICE                                COMPLEX    DIRECTORSHIPS/
NAME, AGE, ADDRESS AND          AND LENGTH OF     PRINCIPAL OCCUPATION(S)    OVERSEEN     TRUSTEESHIPS
POSITION(S) WITH FUND            TIME SERVED 1      DURING PAST 5 YEARS     BY TRUSTEE   HELD BY TRUSTEE 3
----------------------           -------------      -------------------     ----------   -----------------
----------------------------------------------------------------------------------------------------------
                    EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES
----------------------------------------------------------------------------------------------------------
Tamara Beth Heiman (31)           Since 2000     Senior Executive Vice          N/A           N/A
   2471 E. Bayshore Road                         President and Director
   #501, Palo Alto, CA  94303                    of Marketing, Kelmoore
Secretary                                        Investment Company, Inc,
                                                 from March 1999 to
                                                 present; Vice President
                                                 of Investment Advisory
                                                 Services, Josephthal &
                                                 Co., a NYSE
                                                 broker/dealer, from
                                                 August 1997 to March
                                                 1999 and Vice President
                                                 and Director of Asset
                                                 Management, First Allied
                                                 Securities, a national
                                                 independent broker
                                                 dealer, from August 1994
                                                 to March 1999.
----------------------------------------------------------------------------------------------------------

*   The  term  "officer"  means  the  president,   vice  president,   secretary,
    treasurer, controller or any other officer who performs a policy making function.

1 Each Trustee holds office for life or until any mandatory retirement age adopted by the Trustees or until his/her successor is elected or the Trust terminates. Officers hold office until his/her successor is elected or until his/her earlier resignation.

2 Mr. Romanchak and Ms. Young are considered "interested persons" of the Trust due to their affiliation with the Adviser.

3 Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

DIVIDEND NOTICES (unaudited)

December 31, 2002

Note the following information is required by section 854(b)(2) of the Internal Revenue Code.

                                            PERCENTAGE OF ORDINARY DIVIDEND
                                               INCOME QUALIFYING FOR THE
                                                 70% CORPORATE DIVIDEND
                                                    RECEIVED DEDUCTION
                                    --------------------------------------------

VARIABLE STRATEGY FUND ................................   6.46%
VARIABLE EAGLE FUND ...................................   1.17%

FOR MORE INFORMATION

THE KELMOORE STRATEGY(R) VARIABLE TRUST
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

INVESTMENT ADVISOR AND DISTRIBUTOR
Kelmoore Investment Company
2471 E. Bayshore Road
Suite 501
Palo Alto, CA  94303

ADMINISTRATOR, TRANSFER AGENT AND
FUND ACCOUNTING AGENT
PFPC Inc.
760 Moore Road
King of Prussia, PA  19406
(877) KELMOORE (535-6667)

CUSTODIAN
PFPC Trust Company
The Eastwick Center
8800 Tinicum Boulevard
Philadelphia, PA  19153

COUNSEL
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, NW
Washington, D.C.  20004-2415

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.